Quarterly Holdings Report
for
Fidelity Freedom® 2045 Fund
June 30, 2026
F45-NPRT1-0826
1.833436.120
Bond Funds - 5.9%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	1,320,991	10,118,788
Fidelity Series Emerging Markets Debt Fund (b)	16,108,227	139,658,326
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	3,634,730	35,075,145
Fidelity Series Floating Rate High Income Fund (b)	2,406,712	20,866,195
Fidelity Series High Income Fund (b)	15,262,388	136,445,750
Fidelity Series International Credit Fund (b)	722,031	6,144,485
Fidelity Series International Developed Markets Bond Index Fund (b)	46,688,917	398,723,356
Fidelity Series Long-Term Treasury Bond Index Fund (b)	169,511,561	903,496,619
Fidelity Series Real Estate Income Fund (b)	2,121,112	21,465,658
TOTAL BOND FUNDS (Cost $1,823,301,918)		1,671,994,322

Domestic Equity Funds - 53.8%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (b)	38,982,320	590,582,147
Fidelity Series Blue Chip Growth Fund (b)	58,609,843	1,596,532,126
Fidelity Series Commodity Strategy Fund (b)	530,175	56,840,031
Fidelity Series Growth Company Fund (b)	84,785,548	2,867,447,232
Fidelity Series Intrinsic Opportunities Fund (b)	25,823,198	312,460,690
Fidelity Series Large Cap Stock Fund (b)	99,568,123	2,939,250,986
Fidelity Series Large Cap Value Index Fund (b)	39,376,546	833,995,237
Fidelity Series Opportunistic Insights Fund (b)	59,740,312	1,699,611,871
Fidelity Series Small Cap Core Fund (b)	6,067,695	98,539,361
Fidelity Series Small Cap Discovery Fund (b)	17,307,107	227,761,523
Fidelity Series Small Cap Opportunities Fund (b)	24,083,976	486,737,162
Fidelity Series Stock Selector Large Cap Value Fund (b)	120,199,338	1,859,483,759
Fidelity Series Value Discovery Fund (b)	90,789,136	1,694,125,282
TOTAL DOMESTIC EQUITY FUNDS (Cost $9,269,004,106)		15,263,367,407

International Equity Funds - 40.0%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	51,980,798	1,087,438,299
Fidelity Series Emerging Markets Fund (b)	50,698,198	773,654,502
Fidelity Series Emerging Markets Opportunities Fund (b)	96,864,725	3,113,232,252
Fidelity Series International Growth Fund (b)	95,662,894	2,063,448,614
Fidelity Series International Small Cap Fund (b)	11,740,232	222,007,796
Fidelity Series International Value Fund (b)	121,243,586	2,029,617,621
Fidelity Series Overseas Fund (b)	126,470,021	2,047,549,636
Fidelity Series Select International Small Cap Fund (b)	1,442,784	22,319,869
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $7,193,880,997)		11,359,268,589

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/16/2026 (d)	3.64 to 3.65	3,370,000	3,364,946
US Treasury Bills 0% 7/2/2026 (d)	3.63 to 3.65	11,290,000	11,288,871
US Treasury Bills 0% 7/23/2026 (d)	3.63	27,500,000	27,439,696
US Treasury Bills 0% 7/30/2026 (d)	3.62	20,130,000	20,071,704
US Treasury Bills 0% 7/9/2026 (d)	3.63	5,850,000	5,845,273
US Treasury Bills 0% 8/13/2026 (d)	3.63	5,440,000	5,416,289
US Treasury Bills 0% 8/27/2026 (d)	3.62 to 3.63	2,090,000	2,077,852
US Treasury Bills 0% 8/6/2026 (d)	3.63	2,340,000	2,331,541
US Treasury Bills 0% 9/10/2026 (d)	3.64 to 3.67	7,250,000	7,197,882
US Treasury Bills 0% 9/17/2026 (d)	3.66	1,390,000	1,379,021
US Treasury Bills 0% 9/3/2026 (d)	3.65 to 3.66	710,000	705,387
TOTAL U.S. TREASURY OBLIGATIONS (Cost $87,119,511)			87,118,462

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $38,783,827)	3.69	38,776,072	38,783,827

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $18,412,090,359)	28,420,532,607
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(19,272,047)
NET ASSETS - 100.0%	28,401,260,560

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	6,796	9/2026	763,063,375	5,208,633
CBOT US Treasury Long Bond Contracts (United States)	5,184	9/2026	586,116,000	13,808,391
ICE MSCI EAFE Index Contracts (United States)	1,365	9/2026	214,666,725	(455,362)
ICE MSCI Emerging Markets Index Contracts (United States)	2,606	9/2026	228,976,190	114,610
TOTAL LONG				18,676,272
SHORT
CME E-Mini Russell 2000 Index Contracts (United States)	(1,433)	9/2026	(218,217,240)	(6,946,602)
CME E-Mini S&P 500 Index Contracts (United States)	(550)	9/2026	(207,576,875)	(2,464,120)
TOTAL SHORT				(9,410,722)
TOTAL FUTURES CONTRACTS				9,265,550

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $86,327,541.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	49,969,855	167,769,678	178,955,705	278,155	(1)	-	38,783,827	38,776,072	0.1%
Total	49,969,855	167,769,678	178,955,705	278,155	(1)	-	38,783,827

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	10,037,397	204,449	228,617	5,297	(3,095)	108,654	10,118,788	1,320,991
Fidelity Series All-Sector Equity Fund	505,828,313	7,273,674	13,039,253	-	2,230,850	88,288,563	590,582,147	38,982,320
Fidelity Series Blue Chip Growth Fund	1,409,298,379	24,795,236	210,377,319	-	29,212,494	343,603,336	1,596,532,126	58,609,843
Fidelity Series Canada Fund	990,669,026	89,431,057	17,837,704	-	5,262,089	19,913,831	1,087,438,299	51,980,798
Fidelity Series Commodity Strategy Fund	168,230,361	7,990,285	115,941,556	-	15,030,844	(18,469,903)	56,840,031	530,175
Fidelity Series Emerging Markets Debt Fund	120,985,474	16,730,088	2,486,810	1,892,601	159,655	4,269,919	139,658,326	16,108,227
Fidelity Series Emerging Markets Debt Local Currency Fund	34,048,778	457,782	634,457	-	10,168	1,192,874	35,075,145	3,634,730
Fidelity Series Emerging Markets Fund	646,412,119	21,962,552	29,727,078	-	7,127,409	127,879,500	773,654,502	50,698,198
Fidelity Series Emerging Markets Opportunities Fund	2,558,343,589	45,463,091	94,132,495	-	17,743,038	585,815,029	3,113,232,252	96,864,725
Fidelity Series Floating Rate High Income Fund	20,551,348	709,544	417,203	377,619	(435)	22,941	20,866,195	2,406,712
Fidelity Series Government Money Market Fund	-	91,681,722	91,681,722	186,035	-	-	-	-
Fidelity Series Growth Company Fund	2,520,408,905	51,564,756	368,142,312	-	73,783,592	589,832,291	2,867,447,232	84,785,548
Fidelity Series High Income Fund	128,192,677	8,567,455	2,348,950	2,137,486	82,848	1,951,720	136,445,750	15,262,388
Fidelity Series International Credit Fund	6,083,379	52,020	56,218	52,019	321	64,983	6,144,485	722,031
Fidelity Series International Developed Markets Bond Index Fund	278,116,955	123,039,837	5,973,321	2,331,323	(53,265)	3,593,150	398,723,356	46,688,917
Fidelity Series International Growth Fund	1,843,005,898	26,424,388	84,185,875	-	11,218,170	266,986,033	2,063,448,614	95,662,894
Fidelity Series International Small Cap Fund	240,339,996	621,355	38,819,526	-	7,950,289	11,915,682	222,007,796	11,740,232
Fidelity Series International Value Fund	1,852,468,118	99,855,031	32,876,980	-	8,411,174	101,760,278	2,029,617,621	121,243,586
Fidelity Series Intrinsic Opportunities Fund	314,226,582	-	41,661,313	-	959,939	38,935,482	312,460,690	25,823,198
Fidelity Series Investment Grade Bond Fund	-	1,699	1,692	-	(7)	-	-	-
Fidelity Series Large Cap Stock Fund	2,507,812,917	165,877,923	45,919,234	-	14,674,675	296,804,705	2,939,250,986	99,568,123
Fidelity Series Large Cap Value Index Fund	731,044,007	30,415,097	29,781,669	-	4,487,963	97,829,839	833,995,237	39,376,546
Fidelity Series Long-Term Treasury Bond Index Fund	683,114,812	242,560,228	22,938,029	7,378,472	(433,356)	1,192,964	903,496,619	169,511,561
Fidelity Series Opportunistic Insights Fund	1,492,638,268	25,925,937	62,434,859	-	8,815,863	234,666,662	1,699,611,871	59,740,312
Fidelity Series Overseas Fund	1,848,412,977	42,422,073	53,067,079	-	6,834,007	202,947,658	2,047,549,636	126,470,021
Fidelity Series Real Estate Income Fund	21,128,677	527,241	421,964	195,320	1,217	230,487	21,465,658	2,121,112
Fidelity Series Select International Small Cap Fund	20,018,770	874,020	344,811	-	46,865	1,725,025	22,319,869	1,442,784
Fidelity Series Small Cap Core Fund	70,746,889	16,799,622	1,339,240	2,585,754	227,384	12,104,706	98,539,361	6,067,695
Fidelity Series Small Cap Discovery Fund	197,704,877	2,405,522	15,497,988	2,404,877	1,536,846	41,612,266	227,761,523	17,307,107
Fidelity Series Small Cap Opportunities Fund	463,005,577	-	62,382,118	-	20,802,947	65,310,756	486,737,162	24,083,976
Fidelity Series Stock Selector Large Cap Value Fund	1,629,036,137	118,465,350	50,696,390	-	7,219,245	155,459,417	1,859,483,759	120,199,338
Fidelity Series Value Discovery Fund	1,478,799,097	104,273,672	53,237,508	-	7,362,008	156,928,013	1,694,125,282	90,789,136
	24,790,710,299	1,367,372,706	1,548,631,290	19,546,803	250,701,742	3,434,476,861	28,294,630,318

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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